Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Summary of Short-Term Investments
As of December 31, 2021 and 2022, the Company’s short-term investments are comprised of the following:

	As of
	December 31, 2021	December 31, 2022
Time Deposits (maturity dates between 3 – 12 months)	105,199	—
Wealth management products	192,900	26,402
Non-marketable equity securities	44,918	—

Total short-term investments	343,017	26,402

Summary of Long-Term Investment
As of December 31, 2021 and 2022, the Company’s long-term investment in equity securities are comprised of the following:

	As of
	December 31, 2021	December 31, 2022
Equity method investments	1,416	—

Total long-term equity investments	1,416	—